UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series
1000 Value Index Fund

April 30, 2014

1.967968.100

XS6-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.5%
Allison Transmission Holdings, Inc.	5,421	$ 161,763
Gentex Corp.	11,312	324,315
Johnson Controls, Inc.	126,584	5,714,002
Lear Corp.	13,152	1,092,405
TRW Automotive Holdings Corp. (a)	18,410	1,479,244
		8,771,729
Automobiles - 0.9%
Ford Motor Co.	462,713	7,472,815
General Motors Co.	229,541	7,914,574
		15,387,389
Distributors - 0.0%
Genuine Parts Co.	1,598	139,218
Diversified Consumer Services - 0.1%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	17,854	515,266
DeVry, Inc.	11,622	523,339
Graham Holdings Co.	806	541,011
Service Corp. International	8,573	160,915
Weight Watchers International, Inc. (d)	2,232	44,194
		1,784,725
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	997	28,105
Carnival Corp. unit	77,283	3,037,995
Choice Hotels International, Inc.	4,843	213,964
Darden Restaurants, Inc.	8,327	413,935
Hilton Worldwide Holdings, Inc.	10,896	237,860
Hyatt Hotels Corp. Class A (a)	8,264	465,098
Marriott International, Inc. Class A	4,963	287,507
MGM Mirage, Inc. (a)	68,396	1,725,631
Norwegian Cruise Line Holdings Ltd. (a)	341	11,175
Penn National Gaming, Inc. (a)	12,540	139,946
Royal Caribbean Cruises Ltd.	30,049	1,596,503
Starwood Hotels & Resorts Worldwide, Inc.	20,574	1,576,997
Wendy's Co.	48,199	400,534
		10,135,250
Household Durables - 0.6%
D.R. Horton, Inc.	51,869	1,155,641
Garmin Ltd. (d)	22,566	1,288,519
Harman International Industries, Inc.	12,505	1,370,673
Leggett & Platt, Inc.	26,301	864,251
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. Class A	30,420	$ 1,173,908
Mohawk Industries, Inc. (a)	11,162	1,477,960
Newell Rubbermaid, Inc.	22,302	671,513
NVR, Inc. (a)	143	154,011
Taylor Morrison Home Corp.	744	15,780
Toll Brothers, Inc. (a)	32,709	1,119,956
Whirlpool Corp.	13,549	2,078,146
		11,370,358
Internet & Catalog Retail - 0.2%
Lands' End, Inc. (a)(d)	2,415	66,775
Liberty Interactive Corp. Series A (a)	84,861	2,466,061
zulily, Inc. (d)	991	42,137
		2,574,973
Leisure Products - 0.0%
Hasbro, Inc.	3,142	173,627
Media - 2.6%
CBS Corp. Class B	9,463	546,583
Comcast Corp. Class A	36,697	1,899,437
DreamWorks Animation SKG, Inc. Class A (a)	13,649	327,985
Gannett Co., Inc.	42,088	1,143,531
Interpublic Group of Companies, Inc.	42,919	747,649
John Wiley & Sons, Inc. Class A	8,416	483,583
Liberty Global PLC:
Class A (a)	11,122	442,878
Class C	10,722	412,046
Liberty Media Corp. Class A (a)	17,608	2,283,934
News Corp. Class A (a)	24,166	411,305
Regal Entertainment Group Class A (d)	11,837	222,536
Sirius XM Holdings, Inc. (a)(d)	299,410	955,118
Starz - Liberty Capital Series A (a)	2,251	72,640
The Walt Disney Co.	258,802	20,533,351
Thomson Reuters Corp.	68,675	2,485,596
Time Warner, Inc.	163,307	10,853,383
Twenty-First Century Fox, Inc. Class A	96,719	3,096,942
		46,918,497
Multiline Retail - 0.3%
Big Lots, Inc. (a)	7,916	312,682
Dillard's, Inc. Class A	1,628	159,430
J.C. Penney Co., Inc. (a)	43,251	368,499
Kohl's Corp.	38,359	2,101,690
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	15,874	$ 911,644
Sears Holdings Corp. (a)(d)	8,035	352,013
Target Corp.	25,474	1,573,020
		5,778,978
Specialty Retail - 0.5%
Aarons, Inc. Class A	11,126	327,883
Abercrombie & Fitch Co. Class A (d)	12,785	469,977
American Eagle Outfitters, Inc. (d)	12,758	147,482
Ascena Retail Group, Inc. (a)	20,213	347,664
Best Buy Co., Inc.	36,824	954,846
Chico's FAS, Inc.	1,876	29,791
CST Brands, Inc.	11,173	364,575
DSW, Inc. Class A	1,153	38,499
Foot Locker, Inc.	24,350	1,133,006
GameStop Corp. Class A (d)	21,865	867,603
Guess?, Inc.	11,005	296,145
Murphy U.S.A., Inc. (a)	8,850	376,125
Signet Jewelers Ltd.	13,585	1,376,432
Staples, Inc. (d)	122,127	1,526,588
		8,256,616
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp. (a)(d)	3,592	283,588
PVH Corp.	1,706	214,222
		497,810
TOTAL CONSUMER DISCRETIONARY		111,789,170
CONSUMER STAPLES - 5.8%
Beverages - 0.2%
Beam, Inc.	29,607	2,471,296
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,665	132,934
Molson Coors Brewing Co. Class B	25,687	1,540,449
		4,144,679
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	200,178	14,556,944
Safeway, Inc.	40,887	1,392,611
Sprouts Farmers Market LLC	1,095	35,007
Sysco Corp.	71,411	2,601,503
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	100,208	$ 7,987,580
Walgreen Co.	43,306	2,940,477
		29,514,122
Food Products - 1.4%
Archer Daniels Midland Co.	112,490	4,919,188
Bunge Ltd.	27,281	2,172,932
Campbell Soup Co.	11,058	503,028
ConAgra Foods, Inc.	5,795	176,805
Dean Foods Co.	17,012	269,470
Ingredion, Inc.	12,493	880,132
Kellogg Co.	3,687	246,402
Mondelez International, Inc.	329,548	11,748,386
Pinnacle Foods, Inc.	2,595	78,888
The J.M. Smucker Co.	17,148	1,657,869
Tyson Foods, Inc. Class A	51,539	2,163,092
		24,816,192
Household Products - 2.5%
Clorox Co.	3,995	362,347
Energizer Holdings, Inc.	11,448	1,278,627
Kimberly-Clark Corp.	11,604	1,302,549
Procter & Gamble Co.	506,039	41,773,519
		44,717,042
Personal Products - 0.0%
Coty, Inc. Class A	3,492	56,047
Tobacco - 0.0%
Reynolds American, Inc.	14,074	794,196
TOTAL CONSUMER STAPLES		104,042,278
ENERGY - 15.1%
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (a)	8,624	427,405
Baker Hughes, Inc.	76,402	5,340,500
Cameron International Corp. (a)	15,055	977,973
Diamond Offshore Drilling, Inc. (d)	12,638	690,161
Frank's International NV (d)	3,525	96,691
Helmerich & Payne, Inc.	17,454	1,896,377
McDermott International, Inc. (a)(d)	43,791	316,609
Nabors Industries Ltd.	54,208	1,383,388
National Oilwell Varco, Inc.	78,846	6,191,776
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	10,106	$ 981,697
Patterson-UTI Energy, Inc.	26,980	877,659
Rowan Companies PLC	22,827	705,811
RPC, Inc.	2,279	50,662
Superior Energy Services, Inc.	29,323	965,313
Tidewater, Inc.	9,144	465,704
Unit Corp. (a)	9,072	598,298
		21,966,024
Oil, Gas & Consumable Fuels - 13.9%
Anadarko Petroleum Corp.	87,510	8,665,240
Antero Resources Corp.	3,807	250,006
Apache Corp.	72,357	6,280,588
Chesapeake Energy Corp.	107,066	3,078,148
Chevron Corp.	357,884	44,921,600
Cimarex Energy Co.	15,906	1,894,723
Cobalt International Energy, Inc. (a)	4,200	75,600
ConocoPhillips Co.	225,698	16,771,618
CONSOL Energy, Inc.	42,061	1,872,135
Denbury Resources, Inc.	68,618	1,154,155
Devon Energy Corp.	74,990	5,249,300
Energen Corp.	13,283	1,034,879
EOG Resources, Inc.	6,440	631,120
EP Energy Corp.	3,592	69,793
EQT Corp.	2,369	258,197
Exxon Mobil Corp.	820,953	84,073,796
Golar LNG Ltd. (NASDAQ) (d)	8,076	356,959
Gulfport Energy Corp. (a)	2,919	215,043
Hess Corp.	53,684	4,786,465
HollyFrontier Corp.	37,370	1,965,288
Kinder Morgan Holding Co. LLC	10,324	337,182
Laredo Petroleum Holdings, Inc. (a)(d)	827	24,173
Marathon Oil Corp.	130,933	4,733,228
Marathon Petroleum Corp.	55,610	5,168,950
Murphy Oil Corp.	33,010	2,093,824
Newfield Exploration Co. (a)	24,900	842,865
Noble Energy, Inc.	57,881	4,154,698
Occidental Petroleum Corp.	148,763	14,244,057
ONEOK, Inc.	2,267	143,320
PBF Energy, Inc. Class A	4,362	134,262
Peabody Energy Corp.	49,592	942,744
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 Co.	108,540	$ 9,032,699
Pioneer Natural Resources Co.	6,584	1,272,490
QEP Resources, Inc.	29,642	909,713
Rice Energy, Inc.	5,070	150,579
SandRidge Energy, Inc. (a)(d)	90,630	621,722
Spectra Energy Corp.	123,631	4,909,387
Teekay Corp.	7,021	393,948
Tesoro Corp.	24,988	1,406,575
The Williams Companies, Inc.	56,649	2,388,888
Ultra Petroleum Corp. (a)(d)	28,072	836,546
Valero Energy Corp.	100,748	5,759,763
Whiting Petroleum Corp. (a)	19,944	1,470,272
World Fuel Services Corp.	10,892	496,022
WPX Energy, Inc. (a)	36,705	781,082
		246,853,642
TOTAL ENERGY		268,819,666
FINANCIALS - 28.2%
Banks - 11.2%
Associated Banc-Corp.	30,968	543,488
Bank of America Corp.	1,990,688	30,139,016
Bank of Hawaii Corp.	8,290	457,359
BankUnited, Inc.	11,908	392,845
BB&T Corp.	129,710	4,842,074
BOK Financial Corp.	4,889	319,838
CIT Group, Inc.	37,015	1,593,496
Citigroup, Inc.	561,851	26,918,281
City National Corp.	8,549	620,401
Comerica, Inc.	34,722	1,674,989
Commerce Bancshares, Inc.	14,792	643,156
Cullen/Frost Bankers, Inc.	9,552	729,868
East West Bancorp, Inc.	25,899	893,774
Fifth Third Bancorp	161,818	3,335,069
First Citizen Bancshares, Inc.	1,398	314,396
First Horizon National Corp.	44,543	511,799
First Niagara Financial Group, Inc.	64,941	579,274
First Republic Bank	21,404	1,086,467
Fulton Financial Corp.	36,065	439,632
Huntington Bancshares, Inc.	156,328	1,431,964
JPMorgan Chase & Co.	697,895	39,068,162
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
KeyCorp	170,774	$ 2,329,357
M&T Bank Corp. (d)	23,844	2,909,206
PNC Financial Services Group, Inc.	97,763	8,216,003
Popular, Inc. (a)	18,900	584,010
Regions Financial Corp.	261,905	2,655,717
Signature Bank (a)	7,850	932,737
SunTrust Banks, Inc.	99,936	3,823,551
SVB Financial Group (a)	8,293	884,780
Synovus Financial Corp.	179,701	576,840
TCF Financial Corp.	30,290	475,553
U.S. Bancorp	341,569	13,929,184
Valley National Bancorp (d)	36,348	364,207
Wells Fargo & Co.	891,305	44,244,380
Zions Bancorporation	33,897	980,301
		199,441,174
Capital Markets - 3.3%
American Capital Ltd. (a)	51,969	779,015
Ameriprise Financial, Inc.	24,044	2,684,032
Ares Capital Corp.	54,373	933,584
Artisan Partners Asset Management, Inc.	1,470	85,363
Bank of New York Mellon Corp.	214,294	7,258,138
BlackRock, Inc. Class A	15,628	4,704,028
Charles Schwab Corp.	175,488	4,659,206
E*TRADE Financial Corp. (a)	52,785	1,185,023
Federated Investors, Inc. Class B (non-vtg.)	4,382	125,062
Goldman Sachs Group, Inc.	84,660	13,530,361
Invesco Ltd.	82,347	2,899,438
Legg Mason, Inc.	20,449	958,854
LPL Financial	2,106	99,719
Morgan Stanley	281,273	8,699,774
Northern Trust Corp.	44,269	2,667,207
Raymond James Financial, Inc.	22,428	1,114,672
SEI Investments Co.	1,429	46,271
State Street Corp.	79,785	5,150,920
TD Ameritrade Holding Corp.	42,856	1,367,106
		58,947,773
Consumer Finance - 0.9%
Capital One Financial Corp.	107,875	7,971,963
Discover Financial Services	90,686	5,069,347
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Santander Consumer U.S.A. Holdings, Inc.	4,328	$ 98,419
SLM Corp.	81,730	2,104,548
		15,244,277
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	332,202	42,804,228
CME Group, Inc.	58,599	4,124,784
Interactive Brokers Group, Inc.	8,708	208,121
IntercontinentalExchange Group, Inc.	7,623	1,558,446
Leucadia National Corp.	47,039	1,200,435
McGraw Hill Financial, Inc.	26,623	1,968,238
MSCI, Inc. Class A (a)	12,969	525,763
The NASDAQ OMX Group, Inc.	20,443	754,347
Voya Financial, Inc.	13,867	490,753
		53,635,115
Insurance - 5.3%
ACE Ltd.	62,760	6,421,603
AFLAC, Inc.	86,193	5,406,025
Alleghany Corp. (a)	3,087	1,259,434
Allied World Assurance Co. Holdings Ltd.	4,280	460,913
Allstate Corp.	86,557	4,929,421
American Financial Group, Inc.	12,311	719,332
American International Group, Inc.	272,598	14,483,132
American National Insurance Co.	1,337	150,292
Aon PLC	13,020	1,105,138
Arch Capital Group Ltd. (a)	22,932	1,314,462
Aspen Insurance Holdings Ltd.	12,112	554,487
Assurant, Inc.	13,376	901,676
Assured Guaranty Ltd.	31,017	741,616
Axis Capital Holdings Ltd.	15,300	699,975
Brown & Brown, Inc.	11,790	351,106
Cincinnati Financial Corp.	30,059	1,465,076
CNA Financial Corp.	4,874	199,590
Endurance Specialty Holdings Ltd.	5,254	267,008
Everest Re Group Ltd.	8,716	1,377,389
Fidelity National Financial, Inc. Class A	46,658	1,501,454
Genworth Financial, Inc. Class A (a)	90,744	1,619,780
Hanover Insurance Group, Inc.	5,814	339,828
Hartford Financial Services Group, Inc.	84,383	3,026,818
HCC Insurance Holdings, Inc.	18,441	847,180
Kemper Corp.	8,817	347,478
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	49,802	$ 2,415,895
Loews Corp.	51,974	2,285,297
Markel Corp. (a)	2,535	1,586,707
Marsh & McLennan Companies, Inc.	33,696	1,661,550
MBIA, Inc. (a)	26,232	317,932
Mercury General Corp.	4,871	233,126
MetLife, Inc.	165,199	8,648,168
Old Republic International Corp.	47,636	788,852
PartnerRe Ltd.	9,953	1,049,046
Principal Financial Group, Inc.	54,409	2,548,518
ProAssurance Corp.	11,404	517,970
Progressive Corp.	21,857	530,032
Protective Life Corp.	14,393	736,202
Prudential Financial, Inc.	52,890	4,267,165
Reinsurance Group of America, Inc.	13,337	1,023,081
RenaissanceRe Holdings Ltd.	7,641	773,346
StanCorp Financial Group, Inc.	8,171	499,248
The Chubb Corp.	38,665	3,560,273
The Travelers Companies, Inc.	47,495	4,302,097
Torchmark Corp.	17,420	1,388,374
Unum Group	49,112	1,631,501
Validus Holdings Ltd.	15,769	584,557
W.R. Berkley Corp.	18,828	832,951
White Mountains Insurance Group Ltd.	1,135	676,755
XL Group PLC Class A	50,904	1,595,840
		94,944,696
Real Estate Investment Trusts - 4.1%
Alexandria Real Estate Equities, Inc.	13,125	968,888
American Campus Communities, Inc.	19,259	735,694
American Capital Agency Corp.	65,532	1,488,232
American Homes 4 Rent Class A	7,560	121,338
Annaly Capital Management, Inc.	174,299	2,013,153
Apartment Investment & Management Co. Class A	12,184	375,633
AvalonBay Communities, Inc.	23,927	3,267,232
BioMed Realty Trust, Inc.	34,417	719,315
Boston Properties, Inc.	25,497	2,986,719
Brandywine Realty Trust (SBI)	28,966	421,455
Brixmor Property Group, Inc.	7,047	154,752
Camden Property Trust (SBI)	15,604	1,068,718
CBL & Associates Properties, Inc.	20,317	369,160
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Chimera Investment Corp.	188,596	$ 582,762
CommonWealth REIT	21,696	551,295
Corporate Office Properties Trust (SBI)	15,866	424,416
Corrections Corp. of America	7,691	252,265
DDR Corp.	54,495	935,679
Digital Realty Trust, Inc. (d)	5,004	267,214
Douglas Emmett, Inc.	26,333	726,791
Duke Realty LP	59,141	1,036,150
Equity Lifestyle Properties, Inc.	4,252	178,031
Equity Residential (SBI)	66,675	3,963,162
Essex Property Trust, Inc.	11,233	1,946,230
Extra Space Storage, Inc.	18,779	982,705
Federal Realty Investment Trust (SBI)	4,094	481,209
Gaming & Leisure Properties	17,597	646,690
General Growth Properties, Inc.	103,092	2,368,023
Hatteras Financial Corp.	18,300	358,131
HCP, Inc.	84,101	3,520,468
Health Care REIT, Inc.	52,671	3,323,013
Healthcare Trust of America, Inc.	21,753	254,293
Home Properties, Inc.	10,438	642,981
Hospitality Properties Trust (SBI)	27,504	826,495
Host Hotels & Resorts, Inc.	138,062	2,961,430
Kilroy Realty Corp.	14,975	892,061
Kimco Realty Corp.	76,322	1,749,300
Liberty Property Trust (SBI)	23,809	892,838
Mack-Cali Realty Corp.	16,275	331,522
MFA Financial, Inc.	66,249	525,355
Mid-America Apartment Communities, Inc.	13,715	955,250
National Retail Properties, Inc.	21,761	742,703
Piedmont Office Realty Trust, Inc. Class A (d)	28,796	507,098
Post Properties, Inc.	10,100	507,121
Prologis, Inc.	92,294	3,749,905
Public Storage	1,808	317,322
Realty Income Corp.	41,023	1,782,449
Regency Centers Corp.	9,738	510,563
Retail Properties America, Inc.	24,837	355,666
Senior Housing Properties Trust (SBI)	35,321	828,984
Simon Property Group, Inc.	14,439	2,500,835
SL Green Realty Corp.	17,097	1,790,227
Spirit Realty Capital, Inc.	55,241	594,946
Starwood Property Trust, Inc.	41,086	988,118
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Starwood Waypoint Residential (a)	7,175	$ 194,945
Taubman Centers, Inc.	9,573	697,297
The Macerich Co.	25,293	1,641,769
Two Harbors Investment Corp.	67,117	696,674
UDR, Inc.	46,117	1,192,586
Ventas, Inc.	29,607	1,956,431
Vornado Realty Trust	27,958	2,868,491
Weingarten Realty Investors (SBI)	22,500	702,000
WP Carey, Inc.	10,543	648,184
		73,040,362
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	28,982	548,050
Howard Hughes Corp. (a)	7,266	1,037,294
Jones Lang LaSalle, Inc.	8,109	939,752
Realogy Holdings Corp. (a)	2,410	101,341
The St. Joe Co. (a)(d)	11,544	206,060
		2,832,497
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	97,141	967,524
New York Community Bancorp, Inc. (d)	81,065	1,249,212
People's United Financial, Inc.	56,930	812,960
TFS Financial Corp. (a)	14,675	196,498
Washington Federal, Inc.	19,264	415,717
		3,641,911
TOTAL FINANCIALS		501,727,805
HEALTH CARE - 13.2%
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	287,825	11,150,341
Alere, Inc. (a)	14,890	497,326
Boston Scientific Corp. (a)	249,515	3,146,384
CareFusion Corp. (a)	38,331	1,497,209
Covidien PLC	86,950	6,195,188
DENTSPLY International, Inc.	18,999	847,925
Hill-Rom Holdings, Inc.	11,054	412,977
Hologic, Inc. (a)	35,027	735,042
Medtronic, Inc.	187,652	11,037,691
St. Jude Medical, Inc.	18,982	1,204,788
Stryker Corp.	25,529	1,984,880
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Teleflex, Inc.	7,561	$ 771,902
The Cooper Companies, Inc.	2,282	301,019
Zimmer Holdings, Inc.	29,247	2,831,110
		42,613,782
Health Care Providers & Services - 2.5%
Aetna, Inc.	48,445	3,461,395
Cardinal Health, Inc.	63,119	4,387,402
Cigna Corp.	49,644	3,973,506
Community Health Systems, Inc. (a)	15,946	604,194
Envision Healthcare Holdings, Inc.	3,191	107,824
Express Scripts Holding Co. (a)	17,989	1,197,708
HCA Holdings, Inc. (a)	45,636	2,373,072
Health Net, Inc. (a)	14,675	503,793
Humana, Inc.	29,092	3,192,847
LifePoint Hospitals, Inc. (a)	8,771	490,474
MEDNAX, Inc. (a)	6,547	387,910
Omnicare, Inc.	19,300	1,143,911
Patterson Companies, Inc.	1,670	67,969
Premier, Inc.	2,144	64,320
Quest Diagnostics, Inc.	24,988	1,397,579
UnitedHealth Group, Inc.	188,301	14,130,107
Universal Health Services, Inc. Class B	5,490	449,027
VCA Antech, Inc. (a)	16,196	496,083
WellPoint, Inc.	52,136	5,249,052
		43,678,173
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	32,639	496,766
Veeva Systems, Inc. Class A (d)	966	18,557
		515,323
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	56,673	3,062,609
Bio-Rad Laboratories, Inc. Class A (a)	3,788	466,719
Charles River Laboratories International, Inc. (a)	4,910	263,765
PerkinElmer, Inc.	20,584	863,910
QIAGEN NV (a)(d)	43,046	942,707
Quintiles Transnational Holdings, Inc.	2,798	131,870
Techne Corp.	3,659	326,785
Thermo Fisher Scientific, Inc.	72,225	8,233,650
		14,292,015
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 7.5%
Bristol-Myers Squibb Co.	42,013	$ 2,104,431
Eli Lilly & Co.	143,041	8,453,723
Forest Laboratories, Inc. (a)	49,258	4,527,303
Hospira, Inc. (a)	30,448	1,394,518
Johnson & Johnson	451,748	45,757,555
Mallinckrodt PLC (a)(d)	10,799	769,213
Merck & Co., Inc.	557,625	32,654,520
Pfizer, Inc.	1,235,076	38,633,177
		134,294,440
TOTAL HEALTH CARE		235,393,733
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	5,921	853,927
BE Aerospace, Inc. (a)	1,164	102,164
Exelis, Inc.	34,565	640,835
General Dynamics Corp.	55,226	6,044,486
L-3 Communications Holdings, Inc.	16,558	1,910,296
Northrop Grumman Corp.	41,103	4,994,426
Raytheon Co.	60,004	5,729,182
Rockwell Collins, Inc.	2,729	211,907
Spirit AeroSystems Holdings, Inc. Class A (a)	19,044	571,891
Textron, Inc.	51,120	2,090,808
Triumph Group, Inc.	7,605	492,880
United Technologies Corp.	10,659	1,261,279
		24,904,081
Air Freight & Logistics - 0.4%
FedEx Corp.	54,580	7,436,525
Airlines - 0.4%
Alaska Air Group, Inc.	994	93,516
American Airlines Group, Inc.	15,266	535,379
Delta Air Lines, Inc.	86,048	3,169,148
Southwest Airlines Co.	118,242	2,857,909
		6,655,952
Building Products - 0.1%
A.O. Smith Corp.	8,184	382,684
Allegion PLC	5,223	257,755
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Fortune Brands Home & Security, Inc.	3,653	$ 145,572
Owens Corning	21,875	893,594
		1,679,605
Commercial Services & Supplies - 0.5%
ADT Corp.	33,709	1,019,360
Cintas Corp.	13,590	800,859
Covanta Holding Corp.	19,672	362,948
Iron Mountain, Inc.	3,167	90,069
KAR Auction Services, Inc.	8,661	257,925
Pitney Bowes, Inc.	20,896	560,013
R.R. Donnelley & Sons Co.	17,565	309,144
Republic Services, Inc.	50,035	1,755,728
Waste Connections, Inc.	1,265	56,495
Waste Management, Inc.	79,455	3,531,775
		8,744,316
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	17,222	558,337
Fluor Corp.	12,018	909,763
Jacobs Engineering Group, Inc. (a)	24,067	1,388,666
KBR, Inc.	27,170	689,303
Quanta Services, Inc. (a)	30,388	1,072,089
URS Corp.	13,932	656,476
		5,274,634
Electrical Equipment - 0.6%
Babcock & Wilcox Co.	6,455	224,569
Eaton Corp. PLC	87,489	6,355,201
Emerson Electric Co.	33,327	2,272,235
Hubbell, Inc. Class B	3,026	356,221
Regal-Beloit Corp.	8,316	621,455
		9,829,681
Industrial Conglomerates - 3.5%
3M Co.	19,559	2,720,461
Carlisle Companies, Inc.	11,077	911,083
Danaher Corp.	88,214	6,473,143
General Electric Co.	1,909,121	51,336,264
		61,440,951
Machinery - 2.2%
AGCO Corp.	17,904	997,253
Caterpillar, Inc.	99,442	10,481,187
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Crane Co.	686	$ 49,893
Cummins, Inc.	6,283	947,791
Donaldson Co., Inc.	2,081	87,589
Dover Corp.	8,233	711,331
Harsco Corp.	13,930	333,345
IDEX Corp.	1,040	77,553
Illinois Tool Works, Inc.	41,358	3,524,942
Ingersoll-Rand PLC	14,702	879,180
Joy Global, Inc. (d)	18,423	1,112,381
Kennametal, Inc.	14,456	675,529
Navistar International Corp. (a)(d)	8,992	341,067
Oshkosh Truck Corp.	16,186	898,485
PACCAR, Inc.	57,012	3,647,628
Parker Hannifin Corp.	27,630	3,505,694
Pentair Ltd.	37,834	2,810,688
Snap-On, Inc.	9,507	1,102,812
SPX Corp.	8,604	876,231
Stanley Black & Decker, Inc.	27,324	2,346,858
Terex Corp.	20,458	885,627
Timken Co.	15,885	1,002,026
Trinity Industries, Inc.	14,573	1,093,849
Xylem, Inc.	32,010	1,203,256
		39,592,195
Marine - 0.0%
Kirby Corp. (a)	4,291	431,760
Professional Services - 0.2%
Dun & Bradstreet Corp.	510	56,488
Manpower, Inc.	14,189	1,154,133
Nielsen Holdings B.V.	34,400	1,615,080
Towers Watson & Co.	11,995	1,346,079
		4,171,780
Road & Rail - 0.5%
AMERCO	606	151,567
Con-way, Inc.	6,589	279,901
CSX Corp.	94,196	2,658,211
Genesee & Wyoming, Inc. Class A (a)	4,498	445,347
Norfolk Southern Corp.	47,720	4,510,972
Ryder System, Inc.	9,539	783,915
		8,829,913
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	12,958	$ 464,803
GATX Corp.	8,567	562,252
HD Supply Holdings, Inc. (a)	4,193	108,096
MRC Global, Inc. (a)	8,760	255,704
WESCO International, Inc. (a)	8,106	711,545
		2,102,400
TOTAL INDUSTRIALS		181,093,793
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc. (a)	81,625	759,929
Cisco Systems, Inc.	986,837	22,805,803
CommScope Holding Co., Inc.	3,252	86,763
EchoStar Holding Corp. Class A (a)	7,509	337,605
Harris Corp.	16,640	1,223,373
JDS Uniphase Corp. (a)	10,084	127,764
Juniper Networks, Inc. (a)	71,370	1,762,125
Motorola Solutions, Inc.	2,259	143,627
Polycom, Inc. (a)	25,313	311,350
Riverbed Technology, Inc. (a)	1,636	31,820
		27,590,159
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	19,252	1,092,551
Avnet, Inc.	25,210	1,087,307
AVX Corp.	8,874	118,468
CDW Corp.	3,205	90,349
Corning, Inc.	257,210	5,378,261
Dolby Laboratories, Inc. Class A (a)(d)	5,033	200,565
FLIR Systems, Inc.	7,931	269,971
Ingram Micro, Inc. Class A (a)	27,955	753,667
Jabil Circuit, Inc.	37,274	643,349
Knowles Corp. (a)	4,130	115,351
Tech Data Corp. (a)	6,990	436,805
Vishay Intertechnology, Inc.	23,982	341,024
Zebra Technologies Corp. Class A (a)	8,496	589,962
		11,117,630
Internet Software & Services - 0.4%
AOL, Inc. (a)	14,209	608,287
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Twitter, Inc. (d)	3,756	$ 146,371
Yahoo!, Inc. (a)	165,355	5,944,512
		6,699,170
IT Services - 0.6%
Amdocs Ltd.	29,612	1,377,846
Booz Allen Hamilton Holding Corp. Class A	347	8,064
Computer Sciences Corp.	27,642	1,635,854
CoreLogic, Inc. (a)	17,497	490,441
DST Systems, Inc.	1,125	103,714
Fidelity National Information Services, Inc.	48,955	2,615,666
Leidos Holdings, Inc.	13,369	497,862
Paychex, Inc.	5,924	247,682
Science Applications International Corp.	7,612	296,868
Total System Services, Inc.	6,767	214,988
VeriFone Systems, Inc. (a)	19,948	667,061
Xerox Corp.	225,946	2,731,687
		10,887,733
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	38,577	1,254,524
Analog Devices, Inc.	32,201	1,651,589
Applied Materials, Inc.	74,957	1,428,680
Avago Technologies Ltd.	3,836	243,586
Broadcom Corp. Class A	59,146	1,822,288
Fairchild Semiconductor International, Inc. (a)	23,178	295,056
First Solar, Inc. (a)	12,471	841,668
Freescale Semiconductor, Inc. (a)(d)	6,753	148,363
Intel Corp.	858,316	22,908,454
KLA-Tencor Corp.	30,890	1,976,651
Lam Research Corp.	22,930	1,320,997
LSI Corp.	89,349	995,348
Marvell Technology Group Ltd.	72,592	1,151,309
Micron Technology, Inc. (a)	190,334	4,971,524
NVIDIA Corp.	106,334	1,963,989
ON Semiconductor Corp. (a)	4,108	38,656
Silicon Laboratories, Inc. (a)	1,031	46,343
Skyworks Solutions, Inc.	5,980	245,479
Teradyne, Inc.	35,049	619,316
		43,923,820
Software - 0.6%
Activision Blizzard, Inc.	48,969	979,870
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Adobe Systems, Inc. (a)	56,664	$ 3,495,602
Autodesk, Inc. (a)	8,545	410,331
CA Technologies, Inc.	61,108	1,841,795
Compuware Corp.	39,445	408,650
Electronic Arts, Inc. (a)	13,001	367,928
FireEye, Inc. (d)	804	31,565
MICROS Systems, Inc. (a)	12,258	631,287
Nuance Communications, Inc. (a)(d)	48,005	772,400
Rovi Corp. (a)	15,800	352,182
Symantec Corp.	34,855	706,859
Synopsys, Inc. (a)	28,822	1,084,284
Zynga, Inc. (a)	112,539	455,783
		11,538,536
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	38,648	22,805,798
Diebold, Inc.	11,770	442,670
EMC Corp.	194,099	5,007,754
Hewlett-Packard Co.	359,021	11,869,234
Lexmark International, Inc. Class A	11,655	501,165
Nimble Storage, Inc. (d)	1,102	27,164
SanDisk Corp.	22,688	1,927,799
Stratasys Ltd. (a)(d)	2,927	283,538
Western Digital Corp.	39,067	3,442,975
		46,308,097
TOTAL INFORMATION TECHNOLOGY		158,065,145
MATERIALS - 2.9%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	38,565	4,532,159
Albemarle Corp.	9,260	620,790
Ashland, Inc.	14,540	1,404,564
Cabot Corp.	11,707	676,665
CF Industries Holdings, Inc.	10,206	2,502,205
Cytec Industries, Inc.	6,737	642,171
Huntsman Corp.	35,550	890,528
Kronos Worldwide, Inc. (d)	3,793	59,360
PPG Industries, Inc.	2,376	460,041
Rockwood Holdings, Inc.	3,647	259,119
RPM International, Inc.	1,541	65,739
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sigma Aldrich Corp.	1,257	$ 120,936
The Dow Chemical Co.	194,159	9,688,534
The Mosaic Co.	55,214	2,762,909
W.R. Grace & Co. (a)	1,808	166,517
Westlake Chemical Corp.	1,032	73,478
		24,925,715
Construction Materials - 0.1%
Vulcan Materials Co.	23,913	1,543,106
Containers & Packaging - 0.2%
Aptargroup, Inc.	3,629	244,667
Avery Dennison Corp.	12,485	607,520
Bemis Co., Inc.	10,551	424,572
Crown Holdings, Inc. (a)	3,910	184,435
Greif, Inc. Class A	4,662	252,634
MeadWestvaco Corp.	32,560	1,272,119
Owens-Illinois, Inc. (a)	12,537	398,426
Rock-Tenn Co. Class A	3,727	356,338
Sonoco Products Co.	18,698	786,812
		4,527,523
Metals & Mining - 1.1%
Alcoa, Inc.	216,401	2,914,921
Allegheny Technologies, Inc.	19,837	817,284
Carpenter Technology Corp.	8,550	536,940
Cliffs Natural Resources, Inc. (d)	28,317	501,777
Freeport-McMoRan Copper & Gold, Inc.	191,137	6,569,379
Newmont Mining Corp.	90,582	2,249,151
Nucor Corp.	58,877	3,046,885
Reliance Steel & Aluminum Co.	14,100	998,562
Royal Gold, Inc.	8,858	586,400
Steel Dynamics, Inc.	40,501	739,953
Tahoe Resources, Inc. (a)	13,501	301,072
United States Steel Corp. (d)	26,476	688,906
		19,951,230
Paper & Forest Products - 0.1%
Domtar Corp.	6,063	566,042
International Paper Co.	11,421	532,790
		1,098,832
TOTAL MATERIALS		52,046,406
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	993,443	$ 35,465,915
CenturyLink, Inc.	106,832	3,729,505
Frontier Communications Corp. (d)	183,555	1,092,152
Intelsat SA (d)	3,926	71,375
Level 3 Communications, Inc. (a)	21,084	907,245
Windstream Holdings, Inc. (d)	5,935	53,830
		41,320,022
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	128,047	1,088,400
T-Mobile U.S., Inc. (a)	35,010	1,025,443
Telephone & Data Systems, Inc.	17,419	473,623
U.S. Cellular Corp.	2,384	99,031
		2,686,497
TOTAL TELECOMMUNICATION SERVICES		44,006,519
UTILITIES - 6.3%
Electric Utilities - 3.3%
American Electric Power Co., Inc.	89,921	4,838,649
Duke Energy Corp.	130,215	9,699,715
Edison International	60,253	3,407,910
Entergy Corp.	32,787	2,377,058
Exelon Corp.	158,086	5,537,753
FirstEnergy Corp.	76,951	2,597,096
Great Plains Energy, Inc.	28,216	757,035
Hawaiian Electric Industries, Inc. (d)	18,236	437,482
NextEra Energy, Inc.	78,503	7,838,525
Northeast Utilities	58,401	2,760,031
OGE Energy Corp.	36,466	1,361,276
Pepco Holdings, Inc.	45,676	1,222,290
Pinnacle West Capital Corp.	20,636	1,154,584
PPL Corp.	116,947	3,899,013
Southern Co.	160,777	7,368,410
Westar Energy, Inc.	23,351	837,834
Xcel Energy, Inc.	92,348	2,943,131
		59,037,792
Gas Utilities - 0.3%
AGL Resources, Inc.	22,132	1,195,128
Atmos Energy Corp.	18,178	927,805
National Fuel Gas Co.	13,533	996,570
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
ONE Gas, Inc.	566	$ 20,704
Questar Corp.	28,010	680,083
UGI Corp.	20,930	977,222
		4,797,512
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	59,706	1,369,059
NRG Energy, Inc.	59,351	1,941,965
The AES Corp.	114,233	1,650,667
		4,961,691
Multi-Utilities - 2.3%
Alliant Energy Corp.	20,398	1,192,875
Ameren Corp.	44,652	1,844,574
CenterPoint Energy, Inc.	78,867	1,952,747
CMS Energy Corp.	49,095	1,488,069
Consolidated Edison, Inc.	53,900	3,127,817
Dominion Resources, Inc.	106,782	7,745,966
DTE Energy Co.	32,018	2,501,887
Integrys Energy Group, Inc.	14,541	891,072
MDU Resources Group, Inc.	34,738	1,230,420
NiSource, Inc.	57,427	2,085,749
PG&E Corp.	81,797	3,728,307
Public Service Enterprise Group, Inc.	93,120	3,815,126
SCANA Corp.	26,336	1,413,716
Sempra Energy	44,833	4,420,982
TECO Energy, Inc.	39,897	716,550
Vectren Corp.	15,209	617,029
Wisconsin Energy Corp.	42,114	2,041,687
		40,814,573
Water Utilities - 0.1%
American Water Works Co., Inc.	33,029	1,503,810
Aqua America, Inc.	4,009	100,586
		1,604,396
TOTAL UTILITIES		111,215,964
TOTAL COMMON STOCKS (Cost $1,665,600,047)		1,768,200,479
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% 6/26/14 to 9/18/14 (e) (Cost $799,833)	$ 800,000	$ 799,937
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	10,956,918	10,956,918
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	21,773,087	21,773,087
TOTAL MONEY MARKET FUNDS (Cost $32,730,005)		32,730,005
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,699,129,885)		1,801,730,421
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(22,864,057)
NET ASSETS - 100%		$ 1,778,866,364
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
47 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 4,413,065	$ 83,751
19 CME S&P 500 Index Contracts (United States)	June 2014	8,920,025	151,395
TOTAL EQUITY INDEX CONTRACTS		$ 13,333,090	$ 235,146

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $657,939.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,391
Fidelity Securities Lending Cash Central Fund	43,610
Total	$ 46,001
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 111,789,170	$ 111,789,170	$ -	$ -
Consumer Staples	104,042,278	104,042,278	-	-
Energy	268,819,666	268,819,666	-	-
Financials	501,727,805	501,727,805	-	-
Health Care	235,393,733	235,393,733	-	-
Industrials	181,093,793	181,093,793	-	-
Information Technology	158,065,145	158,065,145	-	-
Materials	52,046,406	52,046,406	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 44,006,519	$ 44,006,519	$ -	$ -
Utilities	111,215,964	111,215,964	-	-
U.S. Government and Government Agency Obligations	799,937	-	799,937	-
Money Market Funds	32,730,005	32,730,005	-	-
Total Investments in Securities:	$ 1,801,730,421	$ 1,800,930,484	$ 799,937	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 235,146	$ 235,146	$ -	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $1,699,379,672. Net unrealized appreciation aggregated $102,350,749, of which $121,840,389 related to appreciated investment securities and $19,489,640 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

April 30, 2014

1.800354.110

SFB-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 1,400,000	$ 1,270,934
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	883,880
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,103,040
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (d)	585,000	584,994
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,125,340
		4,968,188
Arizona - 2.3%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,141,770
5.25% 10/1/20 (FSA Insured)	2,600,000	3,002,012
5.25% 10/1/23 (FSA Insured)	5,000,000	5,655,950
5.25% 10/1/26 (FSA Insured)	1,000,000	1,111,480
5.25% 10/1/28 (FSA Insured)	500,000	551,540
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,092,680
Series 2007 B, 0.963% 1/1/37 (d)	1,000,000	800,980
Series 2008 D, 5.5% 1/1/38	3,400,000	3,615,662
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,594,150
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22 (Pre-Refunded to 9/1/14 @ 100)	1,000,000	1,016,420
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,058,360
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,246,820
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,681,713
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,268,064
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 1% 7/1/21 (b)	375,000	388,785
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,169,861
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000,000	$ 6,101,450
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,463,478
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,129,800
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,372,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,125,550
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,859,750
5.5% 12/1/29	2,100,000	2,412,270
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	299,304
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,068,680
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (Pre-Refunded to 6/1/15 @ 100)	1,285,000	1,351,743
		53,580,772
California - 16.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,185,260
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,722,341
California Econ. Recovery Series 2009 A, 5% 7/1/15	2,240,000	2,257,002
California Edl. Facilities Auth. Rev.:
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,030,275
Series U6, 5% 5/1/45 (c)	8,600,000	10,634,072
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	5,000	5,018
5% 8/1/20	2,745,000	3,074,180
5% 10/1/22	1,500,000	1,720,335
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,263,570
5% 12/1/22	7,810,000	8,998,682
5% 11/1/24	3,000,000	3,436,020
5% 3/1/26	1,000,000	1,076,950
5% 6/1/26	1,085,000	1,137,264
5% 3/1/31	1,700,000	1,817,028
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 9/1/31	$ 1,200,000	$ 1,304,964
5% 9/1/32	1,400,000	1,518,090
5% 9/1/33	2,900,000	3,137,655
5% 9/1/35	450,000	484,947
5.25% 9/1/23	8,500,000	10,269,700
5.25% 12/1/33	35,000	35,105
5.25% 4/1/35	4,300,000	4,796,779
5.25% 3/1/38	2,525,000	2,732,404
5.25% 11/1/40	1,100,000	1,221,660
5.5% 8/1/27	3,200,000	3,732,320
5.5% 8/1/29	4,300,000	4,959,706
5.5% 4/1/30	5,000	5,017
5.5% 3/1/40	600,000	674,106
5.6% 3/1/36	300,000	345,000
6% 3/1/33	5,850,000	7,119,099
6% 4/1/38	3,100,000	3,638,563
6% 11/1/39	11,280,000	13,427,035
6.5% 4/1/33	5,050,000	6,143,628
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,390,000	1,457,012
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,034,570
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	55,575
6.5% 10/1/38	2,155,000	2,464,027
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,171,174
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,230,564
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,014,894
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,691,168
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,103,070
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,054,691
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	$ 2,000,000	$ 2,237,100
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	6,976,860
(Various Cap. Proj.):
Series 2012 A, 5% 4/1/24	6,500,000	7,487,740
Series 2012 G, 5% 11/1/25	1,500,000	1,711,290
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,637,958
5% 12/1/23	2,600,000	3,014,726
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,059,280
Series 2005 H, 5% 6/1/18	1,000,000	1,046,400
Series 2005 K, 5% 11/1/16	1,300,000	1,386,060
Series 2009 G1, 5.75% 10/1/30	835,000	957,745
Series 2009 I:
6.125% 11/1/29	500,000	593,270
6.375% 11/1/34	1,400,000	1,655,346
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,939,224
5.75% 11/1/27	5,600,000	6,586,552
6% 11/1/40	5,400,000	6,319,944
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,614,539
Series 2005 A, 5.25% 7/1/24	1,100,000	1,052,337
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,205,965
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,085,183
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,031,765
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	3,700,000	3,703,293
5% 6/1/45	1,000,000	1,000,890
Series 2013 A, 5% 6/1/29	2,500,000	2,710,350
5% 6/1/45 (FSA Insured)	65,000	65,200
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,446,022
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,661,584
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	$ 10,000,000	$ 11,963,300
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	600,000	628,422
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,296,500
5% 3/1/25	1,000,000	1,137,730
Los Angeles Unified School District Series 2002 B, 5% 7/1/22	1,200,000	1,351,116
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,216,145
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,544,200
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,045,110
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,597,500
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,228,547
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,171,202
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,112,580
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,512,105
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,510,039
5% 5/1/24	1,510,000	1,684,526
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	1,000,000	1,131,440
Series 2012, 5% 1/15/27	4,865,000	5,394,896
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,353,076
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,717,065
5% 2/1/24	2,915,000	3,280,541
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,414,870
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	$ 1,300,000	$ 577,356
Series B:
0% 8/1/33	4,350,000	1,820,258
0% 8/1/37	8,000,000	2,609,120
0% 8/1/38	4,225,000	1,303,793
0% 8/1/39	7,220,000	2,106,868
0% 8/1/40	1,100,000	300,278
0% 8/1/41	4,900,000	1,266,258
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,485,000	4,465,580
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	1,600,000	877,008
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,094,877
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,069,210
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,100,040
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,107,869
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,305,460
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	510,679
0% 7/1/36	10,050,000	3,475,893
0% 7/1/37	5,105,000	1,656,573
0% 7/1/39	3,500,000	1,020,460
Series 2008 E:
0% 7/1/47 (a)	2,600,000	1,037,608
0% 7/1/49	9,300,000	1,551,147
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	2,006,248
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,183,070
5% 6/1/27	1,000,000	1,152,650
5% 6/1/32	10,000,000	11,116,000
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,574,508
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	$ 1,700,000	$ 1,990,666
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	1,700,000	1,798,158
Series 2010 B, 0% 8/1/47	3,700,000	700,558
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,205,306
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,663,800
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	861,710
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,083,274
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	165,000	173,377
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	9,046,751
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	600,000	608,286
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	940,000	992,161
Series 2009 O:
5.25% 5/15/39	1,000,000	1,138,790
5.75% 5/15/30	5,700,000	6,747,489
5.75% 5/15/34	3,060,000	3,538,064
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,960,814
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,271,500
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	575,152
Series 2009 A:
5.125% 7/1/17	205,000	225,748
5.25% 7/1/18	230,000	259,463
5.5% 7/1/19	390,000	448,492
6% 7/1/29	1,000,000	1,078,280
Series 2010 A, 5.25% 7/1/30	1,900,000	1,990,326
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,307,964
Municipal Bonds - continued
	Principal Amount	Value
California - continued
West Contra Costa Unified School District: - continued
Series 2012, 5% 8/1/27	$ 5,000,000	$ 5,697,550
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	717,450
		383,027,993
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,000,000	1,075,040
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,792,080
0% 7/15/22 (Escrowed to Maturity)	4,500,000	3,727,980
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,183,260
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,743,541
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,058,220
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,139,726
Series 2010 A, 0% 9/1/41	3,400,000	763,912
Series 2010 C, 5.375% 9/1/26	1,000,000	1,087,720
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,484,563
		17,056,042
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,569,836
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,485,350
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,519,560
Series B, 4.75% 6/1/32	800,000	843,064
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	5,120,509
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	$ 5,825,000	$ 2,461,762
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,541,341
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	2,582,800
		21,124,222
Florida - 8.1%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,100,630
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	2,000,000	2,325,840
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,275,650
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,084,630
Series 2012 A, 5% 7/1/24	8,830,000	10,112,646
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	13,539,494
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,451,300
Series 2011 A1, 5% 6/1/20	1,000,000	1,164,500
Series 2012 A1, 5% 6/1/21	3,100,000	3,608,214
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	9,108,203
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	5,112,055
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	1,665,000	1,867,547
Series 2011 E, 5% 6/1/24	2,385,000	2,796,269
Series A, 5.5% 6/1/38	700,000	793,842
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	2,400,000	2,515,896
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/26	5,675,000	6,485,844
Series 2008 A, 5.25% 7/1/37	1,000,000	1,121,700
Series 2011 B, 5% 7/1/23	3,600,000	4,258,656
Series 2012 A, 5% 7/1/25	3,300,000	3,856,215
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,274,951
Series 2009 A, 6.25% 10/1/31	1,000,000	1,174,660
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	$ 495,000	$ 529,487
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	327,079
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	139,411
Series 2006 G:
5% 11/15/16	95,000	105,445
5.125% 11/15/18	965,000	1,068,979
Series 2008 B, 6% 11/15/37	5,000,000	5,687,800
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,114,311
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	2,011,305
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 4% 10/1/23	2,335,000	2,526,563
Series Three 2010 D, 5% 10/1/38	2,800,000	2,992,948
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,583,878
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	800,000	894,688
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.5% 10/1/30	1,000,000	1,140,930
5.5% 10/1/41	1,500,000	1,614,570
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,613,841
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,142,800
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,516,592
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,427,215
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,654,335
Series 2011 B, 5.625% 5/1/31	2,195,000	2,474,709
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/22	765,000	910,258
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,188,420
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	$ 3,200,000	$ 3,358,080
5.75% 10/1/43	1,000,000	1,043,320
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,770,500
Series 2012 A, 5% 10/1/42	6,315,000	6,394,948
Series 2012 B, 5% 10/1/42	2,500,000	2,531,650
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,351,618
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,099,500
Series 2009 B, 5% 10/1/33	6,200,000	6,823,968
Series 2012 A, 5% 10/1/24	1,450,000	1,766,927
Series 2013 A:
5% 10/1/24	2,300,000	2,802,711
5% 10/1/25	1,800,000	2,190,204
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	4,000,000	4,678,040
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,840,536
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	2,300,000	2,594,929
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,844,012
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,430,418
5% 7/1/17	4,385,000	4,899,404
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	210,260
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,604,520
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,725,000	3,201,357
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,009,809
		191,141,017
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 3.3%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	$ 2,000,000	$ 2,164,000
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	14,718,792
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,065,803
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	3,000,000	2,978,940
2.2%, tender 4/2/19 (d)	5,900,000	5,968,676
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,525,113
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,566,830
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,052,105
6.125% 9/1/40	3,665,000	3,807,385
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,104,340
5.25% 10/1/41	1,900,000	2,081,450
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,912,600
Series 2013, 5% 1/1/32	10,000,000	11,182,600
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,672,000
Series C, 5% 1/1/22	2,900,000	3,417,679
Series GG, 5% 1/1/23	1,600,000	1,878,256
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,421,858
Series S, 5% 10/1/24	1,575,000	1,787,420
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,390,833
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,706,942
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,042,830
		78,446,452
Municipal Bonds - continued
	Principal Amount	Value
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	$ 1,900,000	$ 2,125,150
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	6,300,000	7,131,159
		9,256,309
Illinois - 17.8%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	884,536
Chicago Board of Ed.:
Series 2011 A, 5.5% 12/1/39	2,700,000	2,794,446
Series 2012 A, 5% 12/1/42	7,100,000	6,983,063
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	932,705
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,384,152
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,127,269
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	9,567,420
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	210,000	210,187
Series 2007 A, 5% 1/1/37 (FSA Insured)	10,000,000	10,009,200
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,305,000	7,433,787
Series 2008 C, 5% 1/1/34	680,000	683,597
Series 2009 A:
5% 1/1/22	1,500,000	1,644,300
5% 1/1/27 (FSA Insured)	1,900,000	1,997,185
Series 2009 C, 5% 1/1/23	1,285,000	1,383,675
Series 2011 A, 5% 1/1/40	4,125,000	4,083,544
Series 2012 A:
5% 1/1/33	2,175,000	2,206,625
5% 1/1/34	1,045,000	1,053,527
Series 2012 C, 5% 1/1/23	500,000	560,300
Series A, 5.5% 1/1/17	1,480,000	1,644,591
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,004,500
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,287,876
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2011 C, 6.5% 1/1/41	$ 6,500,000	$ 7,490,080
Series 2013 D, 5% 1/1/27	5,175,000	5,617,256
Chicago Park District Gen. Oblig.:
Series 2010 C:
5.25% 1/1/37	2,100,000	2,193,282
5.25% 1/1/40	1,300,000	1,361,555
Series 2013 A:
5.5% 1/1/33	1,000,000	1,101,420
5.75% 1/1/38	2,400,000	2,642,568
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,078,230
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,277,148
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,061,170
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,452,076
5.25% 11/1/38	9,150,000	9,505,203
Cook County Cmnty. College District Series 2013:
5% 12/1/23	2,000,000	2,249,100
5% 12/1/24	1,000,000	1,115,920
5.25% 12/1/25	1,450,000	1,657,379
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,460,416
5% 12/15/37	1,000,000	1,054,470
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	300,000	308,070
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,109,260
Series 2010 A, 5.25% 11/15/33	13,180,000	13,985,957
Series 2011 A, 5.25% 11/15/28	1,625,000	1,790,279
Series 2012 C:
5% 11/15/23	4,375,000	4,983,125
5% 11/15/24	3,500,000	3,955,735
5% 11/15/25	7,000,000	7,867,090
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,758,226
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,517,166
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.: - continued
Series A:
5.5% 5/1/15 (Escrowed to Maturity)	$ 480,000	$ 505,219
5.5% 5/1/15 (Escrowed to Maturity)	520,000	547,321
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,440,184
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,524,440
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,241,339
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,521,806
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,212,476
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	1,957,000
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,205,000	2,252,540
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,211,268
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,939,496
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,159,059
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,600,000	8,264,924
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	6,060,000	7,349,447
Series 2010 A, 6% 5/1/28	5,300,000	5,724,795
(Rush Univ. Med. Ctr. Proj.):
Series 2009 A, 7.25% 11/1/30	1,865,000	2,204,150
Series 2009 C, 6.625% 11/1/39	2,300,000	2,563,994
Series 2009 D, 6.625% 11/1/39	2,300,000	2,563,994
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595,000	3,911,180
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	6,825,000	7,439,387
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	700,000	721,693
6% 8/15/23	1,000,000	1,088,100
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	$ 6,090,000	$ 6,307,048
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,259,597
Series 2008 A:
5.625% 1/1/37	9,975,000	10,314,749
6% 2/1/23 (AMBAC Insured)	400,000	445,720
Series 2009 A, 7.25% 11/1/38	2,880,000	3,381,206
Series 2009:
6.875% 8/15/38	150,000	164,712
7% 8/15/44	6,210,000	6,839,694
Series 2010 A:
5.5% 8/15/24	1,030,000	1,121,680
5.75% 8/15/29	700,000	758,086
Series 2010, 5.25% 8/15/36	1,365,000	1,399,862
Series 2012 A:
5% 5/15/19	1,000,000	1,109,930
5% 5/15/23	700,000	764,218
Series 2012:
4% 9/1/32	1,900,000	1,695,921
5% 9/1/22	800,000	869,688
5% 9/1/32	4,000,000	4,084,360
5% 9/1/38	5,400,000	5,392,062
5% 11/15/43	1,640,000	1,659,270
Series 2013:
5% 11/15/24	1,115,000	1,236,513
5% 5/15/43	3,700,000	3,546,931
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,410
Series 2006:
5% 1/1/19	1,500,000	1,706,205
5.5% 1/1/31	1,000,000	1,116,260
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	1,008,369
5% 1/1/23 (FSA Insured)	2,100,000	2,292,906
Series 2012 A, 5% 1/1/33	1,700,000	1,788,162
Series 2012:
5% 8/1/19	900,000	1,031,220
5% 8/1/21	740,000	848,588
5% 3/1/23	1,500,000	1,683,270
5% 8/1/23	1,675,000	1,910,103
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012: - continued
5% 3/1/36	$ 1,000,000	$ 1,039,290
Series 2013, 5.5% 7/1/38	2,000,000	2,156,380
Series 2014:
5% 2/1/23	1,850,000	2,108,075
5.25% 2/1/29	3,900,000	4,322,994
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,263,959
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,041,530
5.25% 5/15/32 (FSA Insured)	590,000	614,503
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,360,000	3,727,416
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (Pre-Refunded to 6/15/15 @ 100)	3,000,000	3,159,750
Series 2010, 5% 6/15/15	4,300,000	4,528,975
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 A, 5% 1/1/38	20,000,000	21,239,400
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	1,400,000	1,466,346
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	970,431
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,940,097
0% 11/1/20 (FSA Insured)	3,850,000	3,151,302
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	3,888,747
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	910,000	862,389
0% 12/1/17 (Escrowed to Maturity)	90,000	87,004
6.5% 1/1/20 (AMBAC Insured)	310,000	383,861
6.5% 1/1/20 (Escrowed to Maturity)	535,000	680,846
6.5% 1/1/20 (Escrowed to Maturity)	55,000	69,823
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	260,000	255,629
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	817,253
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 2,732,880
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,065,480
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,088,448
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	5,491,612
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	3,221,520
0% 6/15/44 (FSA Insured)	19,125,000	3,755,003
0% 6/15/45 (FSA Insured)	12,145,000	2,259,091
0% 6/15/46 (FSA Insured)	2,335,000	410,189
0% 6/15/47 (FSA Insured)	5,660,000	938,824
Series 2012 B:
0% 12/15/41	4,600,000	1,045,074
0% 12/15/51	5,900,000	736,379
5% 6/15/52	7,100,000	7,285,310
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255,000	3,142,637
0% 6/15/15	2,760,000	2,732,897
0% 6/15/15 (Escrowed to Maturity)	1,885,000	1,877,686
0% 6/15/15 (Escrowed to Maturity)	605,000	602,653
0% 6/15/16 (Escrowed to Maturity)	475,000	469,523
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,095,795
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,036,589
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Pre-Refunded to 12/1/14 @ 100)	1,900,000	1,953,029
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,678,314
Series 2009 A, 5.75% 4/1/38	4,870,000	5,519,317
Series 2010 A:
5% 4/1/25	1,700,000	1,912,075
5.25% 4/1/30	1,020,000	1,140,992
Series 2013:
6% 10/1/42	1,935,000	2,065,206
6.25% 10/1/38	1,900,000	2,074,876
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	$ 505,000	$ 503,793
0% 11/1/16 (Escrowed to Maturity)	420,000	414,296
0% 11/1/16 (FSA Insured)	1,280,000	1,243,059
0% 11/1/18 (Escrowed to Maturity)	945,000	896,389
0% 11/1/18 (FSA Insured)	4,085,000	3,712,734
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,191,650
0% 11/1/19 (FSA Insured)	8,310,000	7,266,347
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	2,675,000	2,644,799
0% 1/1/15 (FSA Insured) (Escrowed to Maturity)	1,605,000	1,601,533
		420,192,217
Indiana - 2.8%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,357,166
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,094,310
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	1,000,000	1,022,940
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,662,875
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,813,253
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Pre-Refunded to 1/15/15 @ 100)	1,000,000	1,033,430
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,811,512
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,769,785
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/25	1,000,000	1,092,520
5% 3/1/30	500,000	533,965
5% 3/1/41	2,590,000	2,664,100
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,646,304
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	5,000,000	5,405,400
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (d)	$ 1,600,000	$ 1,605,200
Series 2001 A2, 1.6%, tender 2/1/17 (d)	2,800,000	2,844,492
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	933,104
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A:
5% 10/1/24	850,000	1,007,352
5% 10/1/37	1,700,000	1,849,379
Series 2011 A, 5.25% 10/1/26	1,000,000	1,178,180
Series 2011 B, 5% 10/1/41	2,000,000	2,119,140
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	957,750
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,091,810
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,087,038
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,687,346
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,250
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,553,850
5% 1/15/30	4,300,000	4,718,820
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27	1,220,000	1,414,627
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	777,980
		66,821,878
Kansas - 0.4%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	664,885
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	523,338
5.25% 7/1/15	200,000	208,838
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	1,800,000	1,740,888
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	$ 400,000	$ 451,476
5% 11/15/17 (Escrowed to Maturity)	1,000,000	1,148,070
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	4,020,000	4,519,847
		9,257,342
Kentucky - 0.6%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,315,634
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	5,419,400
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,663,149
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	1,275,000	1,390,222
5.75% 10/1/38	3,105,000	3,422,362
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,125,660
		14,336,427
Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	800,000	896,776
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,559,460
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	4,872,317
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,430
Series 2012:
5% 12/1/24	2,455,000	2,702,710
5% 12/1/25	2,400,000	2,627,328
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	$ 2,500,000	$ 2,827,375
5.5% 5/15/29	5,000,000	5,402,250
		21,949,646
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,968,390
Maine Tpk. Auth. Tpk. Rev. Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,162,788
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,608,780
		4,739,958
Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,033,060
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,880,000	1,886,599
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	480,000	503,808
6% 1/1/38	4,200,000	4,552,632
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,121,901
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,468,964
Series 2010, 5.625% 7/1/30	1,100,000	1,107,579
		11,674,543
Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 I, 6.75% 1/1/36	1,000,000	1,158,600
4% 11/15/17	4,000,000	4,000,520
5.5% 7/1/44	2,600,000	2,669,004
Massachusetts Gen. Oblig. Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100)	1,100,000	1,130,701
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,055,560
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	3,000,000	3,183,660
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2005 A: - continued
5% 8/15/24 (Pre-Refunded to 8/15/15 @ 100)	$ 5,000,000	$ 5,306,100
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,890,000	3,185,907
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Pre-Refunded to 8/1/15 @ 100)	2,040,000	2,161,094
		23,851,146
Michigan - 3.3%
Detroit School District Series 2012 A, 5% 5/1/22	1,500,000	1,671,105
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,673,696
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,187,484
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,014,866
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,004,040
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,709,266
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,557,945
7% 7/1/36 (FSA Insured)	1,400,000	1,513,862
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,418,255
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,244,352
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,117,530
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	859,728
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,518,955
Michigan Bldg. Auth. Rev. Series IA:
5.375% 10/15/41	1,000,000	1,087,750
5.5% 10/15/45	2,000,000	2,172,680
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	2,200,000	1,999,514
5% 6/1/20	750,000	838,425
5% 6/1/27	1,100,000	1,141,371
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012 A: - continued
5% 6/1/39	$ 2,400,000	$ 2,313,552
Series 2012:
5% 11/15/36	1,300,000	1,351,194
5% 11/15/42	2,950,000	3,034,518
Series 2013, 5% 8/15/29	3,865,000	4,134,043
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,072,688
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,216,800
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,483,978
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	4,000,360
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,804,411
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (d)	4,250,000	4,297,770
Portage Pub. Schools Series 2008, 5% 5/1/23 (FSA Insured)	5,275,000	5,950,095
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,096,677
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,639,071
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,414,789
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,153,602
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,041,080
		77,735,452
Minnesota - 1.3%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,794,370
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,028,070
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,752,585
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,150,340
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,257,040
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	$ 2,190,000	$ 2,382,567
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	714,763
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,135,704
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,367,798
Series 2009, 5.75% 7/1/39	6,690,000	7,204,327
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	1,029,760
		30,817,324
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,574,190
Missouri - 0.2%
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	442,048
5% 9/1/21	295,000	332,468
5% 9/1/22	500,000	557,690
5% 9/1/23	400,000	443,424
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,097,280
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,344
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	971,875
		3,970,129
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.658% 12/1/17 (d)	1,000,000	962,150
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,063,776
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	2,550,000	2,840,267
		5,866,193
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 0.8%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,400,000	$ 1,581,482
5.625% 7/1/32	10,730,000	12,031,764
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,170,389
Series 2012 B, 5% 6/1/42	3,260,000	3,478,290
		19,261,925
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,056,919
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	2,200,000	2,240,546
Series 2012:
4% 7/1/23	1,000,000	1,004,800
4% 7/1/32	900,000	818,451
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,382,138
5% 2/1/20	1,300,000	1,521,949
		12,024,803
New Jersey - 2.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	600,000	649,458
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/14	5,000,000	5,029,850
5.125% 6/15/24	1,500,000	1,687,020
5.25% 6/15/28	1,000,000	1,105,350
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28 (Pre-Refunded to 3/1/15 @ 100)	600,000	624,366
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,041,630
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	800,000	833,304
Series 2011 EE, 5% 9/1/20	4,650,000	5,408,462
Series 2012, 5% 6/15/21	1,600,000	1,817,760
Series 2013:
5% 3/1/23	4,500,000	5,230,755
5% 3/1/24	6,200,000	7,165,030
5% 3/1/25	700,000	797,307
6% 12/15/34	1,675,000	1,881,394
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	$ 3,700,000	$ 3,922,777
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,537,068
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	475,524
Series 2008 A, 0% 12/15/35	24,090,000	7,876,948
		47,084,003
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,442,230
New York - 9.4%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	5,774,340
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	25,000	25,409
Series 2005 F1:
5% 9/1/25	50,000	52,941
5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100)	2,950,000	3,136,057
5.25% 9/1/14	675,000	686,198
Series 2005 G, 5% 8/1/15	2,800,000	2,966,208
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,505,250
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,137,590
Series 2009 I1, 5.625% 4/1/29	1,000,000	1,155,900
Series 2012 A1, 5% 8/1/24	2,720,000	3,136,486
Series 2012 F, 5% 8/1/24	10,525,000	12,157,322
Series 2012 G1, 5% 4/1/25	5,040,000	5,790,506
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,174,269
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,025,670
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,019,020
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	5,400,000	6,101,730
Series 2009 CC, 5% 6/15/34	3,585,000	3,906,646
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,614,886
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,338,080
Series 2011 EE, 5.375% 6/15/43	22,705,000	25,553,796
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,225,722
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	$ 6,415,000	$ 7,353,130
6% 7/15/38	13,000,000	14,795,040
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,039,613
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,339,308
5.75% 1/15/39	2,500,000	2,823,375
Series S1:
5% 7/15/24	2,000,000	2,334,460
5% 7/15/27	2,000,000	2,279,240
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,675,950
4% 5/15/22	5,000,000	5,542,400
5% 5/15/23	2,000,000	2,348,900
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	3,849,195
Series 2007 A, 5% 3/15/32	3,900,000	4,206,735
Series 2008 B, 5.75% 3/15/36	5,500,000	6,315,925
Series 2009 A, 5% 2/15/34	1,750,000	1,902,198
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	400,000	429,512
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,543,990
Series 2008 A, 5.25% 11/15/36	4,600,000	4,890,076
Series 2008 C, 6.5% 11/15/28	3,600,000	4,270,464
Series 2012 D, 5% 11/15/25	9,500,000	10,820,500
Series 2012 F, 5% 11/15/24	4,600,000	5,302,650
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,021,970
New York Thruway Auth. Gen. Rev. Series 2007 H:
5% 1/1/25	4,000,000	4,409,000
5% 1/1/26	2,500,000	2,744,500
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,267,440
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,109,000
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/18 (FSA Insured)	1,825,000	2,045,478
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2011:
5% 6/1/17	$ 4,000,000	$ 4,511,400
5% 6/1/17	3,600,000	4,060,260
Series 2013 B:
5% 6/1/20	4,600,000	5,004,202
5% 6/1/21	2,000,000	2,172,720
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,371,289
		221,263,946
North Carolina - 1.0%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,139,940
5% 7/1/22	1,965,000	2,217,286
5% 7/1/23	2,075,000	2,323,917
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (Pre-Refunded to 6/1/14 @ 100)	1,110,000	1,114,085
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,297,860
Series 2012, 5% 11/1/41	1,630,000	1,705,322
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,600,000	3,926,880
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,001,010
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,089,890
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,207,400
Randolph County Ctfs. of Prtn. 5% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	1,500,000	1,679,445
		22,703,035
North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,579,860
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	3,835,901
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,091,220
		6,506,981
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 1.6%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	$ 900,000	$ 945,468
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,601,310
5% 6/1/17	1,755,000	1,920,988
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,259,484
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,229,540
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,112,350
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,652,225
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,238,542
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	3,805,428
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (d)	7,900,000	8,051,522
Series 2009 C, 5.625% 6/1/18	700,000	767,956
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	1,424,074
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	4,000,000	4,315,560
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,504,677
		37,829,124
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,058,870
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,268,860
5.5% 8/15/22	2,400,000	2,669,664
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	3,625,000	3,759,451
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev.: - continued
Series 2012:
5% 2/15/21	$ 955,000	$ 1,110,082
5% 2/15/24	1,800,000	2,056,050
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,337,502
		14,260,479
Oregon - 0.2%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39 (Pre-Refunded to 5/1/14 @ 100)	1,800,000	1,800,000
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,186,539
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	682,320
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,176,810
		5,845,669
Pennsylvania - 1.5%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,400,000	2,437,488
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,150,800
5% 8/15/20	3,000,000	3,427,560
Annville-Cleona School District:
5.5% 3/1/21	345,000	357,065
5.5% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	855,000	892,355
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (d)	3,400,000	3,460,146
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	1,000,000	1,171,350
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	1,700,000	1,917,311
5% 1/1/23	1,000,000	1,072,710
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	468,204
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	1,976,454
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	$ 1,400,000	$ 1,559,026
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	786,268
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,185
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,552
Ninth Series, 5.25% 8/1/40	3,800,000	4,135,350
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,286,396
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,664,975
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	1,000,000	1,146,780
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	309,975
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,142,310
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,116,550
		35,130,810
Puerto Rico - 0.0%
Puerto Rico Pub. Bldg. Auth. Rev. Series N, 5.5% 7/1/22	1,300,000	1,004,276
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/19 (Pre-Refunded to 9/15/14 @ 100)	1,410,000	1,435,944
South Carolina - 1.7%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,113,530
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,023,140
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,098,900
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,045,891
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,203,630
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	$ 1,765,000	$ 1,838,477
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 C:
5% 12/1/15	3,220,000	3,458,248
5% 12/1/18	7,000,000	8,092,070
Series 2013 E, 5.5% 12/1/53	12,000,000	13,238,640
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,867,832
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,725,309
		39,705,667
Tennessee - 0.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/15	2,525,000	2,675,515
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,597,890
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,802,748
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	635,000	642,557
		6,718,710
Texas - 10.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,140,300
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,736,115
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,012,300
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,080,310
5.25% 2/15/42	3,255,000	3,508,174
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,870,328
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,440,977
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,104,800
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,825,761
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Comal Independent School District Series 1996, 0% 2/1/16	$ 2,235,000	$ 2,218,752
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,898,610
Cotulla Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,170,000	4,704,552
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	538,935
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	6,198,904
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,655,340
Series 2010 A, 5% 11/1/42	5,200,000	5,455,216
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	586,765
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,337,470
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,081,400
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	3,022,119
Granbury Independent School District 0% 8/1/19	1,000,000	917,040
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	26,800,000	28,280,149
5.5% 4/1/53	2,300,000	2,449,270
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,393,596
Harris County Gen. Oblig. (Road Proj.) Series 2008 B, 5.25% 8/15/47	11,600,000	12,356,668
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,633,755
5% 7/1/26	3,000,000	3,334,680
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (d)	3,800,000	3,891,922
Series 2005 A, 0% 2/15/16	2,800,000	2,774,268
Judson Independent School District 5% 2/1/23 (FSA Insured)	385,000	386,502
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	648,018
Lewisville Independent School District 0% 8/15/18	1,025,000	969,732
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,056,830
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	$ 120,000	$ 124,955
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	30,000	31,699
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	5,042,520
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,732,300
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,306,570
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Pre-Refunded to 8/15/15 @ 100)	1,300,000	1,383,733
Mansfield Independent School District 5.5% 2/15/17	15,000	15,056
McLennan County Jr. College District 5% 8/15/15 (Pre-Refunded to 8/15/14 @ 100)	1,120,000	1,135,075
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,437,960
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,334,653
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,056,260
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,122,580
5% 6/1/25	2,100,000	2,346,918
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,065,130
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,031,560
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,396,700
Series 2008 A:
6% 1/1/24	1,000,000	1,125,240
6% 1/1/25	6,000,000	6,749,160
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,922,207
Series 2009 A, 6.25% 1/1/39	3,000,000	3,372,000
Series 2011 A:
5.5% 9/1/41	1,070,000	1,201,246
6% 9/1/41	2,100,000	2,478,000
Series 2011 D, 5% 9/1/28	4,700,000	5,290,602
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Prosper Independent School District:
Series 2005, 5.125% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	$ 400,000	$ 425,392
Series 2007, 5.375% 8/15/33	2,400,000	2,645,232
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	220,000	239,334
5.25% 2/15/37	580,000	611,488
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	685,338
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,120,570
Series 2012, 5.25% 2/1/25	1,600,000	1,979,760
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,129,658
5% 5/15/26	7,000,000	8,138,480
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,724,621
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,543,232
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,067,390
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	2,043,990
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	1,005,000	920,560
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,040,610
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,861,260
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	2,430,000	2,489,195
Series 2006 A, 5% 4/1/29	1,020,000	1,131,884
Series 2006, 5% 4/1/27	2,100,000	2,258,550
Series 2008, 5% 4/1/25	1,500,000	1,707,585
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,328,908
0% 9/1/16 (Escrowed to Maturity)	15,000	14,810
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,964,936
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	$ 2,100,000	$ 2,436,735
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	3,800,000	4,341,614
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (d)	1,200,000	1,205,100
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/25	1,200,000	1,340,772
5% 4/1/26	1,500,000	1,673,685
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000,000	1,135,650
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	2,085,000	2,244,982
Waller Independent School District 5.5% 2/15/33	5,100,000	5,632,542
		242,295,545
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,875,922
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,963,857
		3,839,779
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,178,226
Virginia - 0.1%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26 (c)	1,960,000	2,143,789
Washington - 2.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	681,612
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 A:
5% 1/1/18	960,000	987,715
5% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	135,000	139,261
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,210,510
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,480,934
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Swr. Rev.: - continued
Series 2009, 5.25% 1/1/42	$ 1,000,000	$ 1,084,820
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,452,416
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	4,033,680
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,336,500
Series 2006 A, 5% 7/1/24 (Pre-Refunded to 7/1/15 @ 100)	1,595,000	1,683,315
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,055,370
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,274,200
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,903,140
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,634,655
Series 2010 A, 5.25% 8/15/20	2,325,000	2,652,779
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,149,220
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500,000	1,616,100
Series 2012 A, 5% 10/1/24	6,700,000	7,748,081
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,467,476
		67,591,784
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,386,307
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,066,810
		2,453,117
Wisconsin - 0.5%
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,084,230
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,066,460
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Agnesian HealthCare, Inc. Proj.): - continued
Series 2010: - continued
5.75% 7/1/30	$ 1,000,000	$ 1,105,500
Series 2013 B:
5% 7/1/26	750,000	820,830
5% 7/1/36	1,900,000	1,985,044
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,227,760
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,014,890
Series 2012:
5% 10/1/24	1,400,000	1,615,614
5% 8/15/32	1,000,000	1,072,010
5% 6/1/39	390,000	401,864
		12,394,202
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,863,822
TOTAL MUNICIPAL BONDS (Cost $2,130,290,499)		2,263,365,306
Municipal Notes - 0.2%

Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $3,915,228)	3,600,000	4,003,344
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $2,134,205,727)		2,267,368,650
NET OTHER ASSETS (LIABILITIES) - 3.8%		89,871,502
NET ASSETS - 100%		$ 2,357,240,152
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $2,134,486,987. Net unrealized appreciation aggregated $132,881,663, of which $145,069,669 related to appreciated investment securities and $12,188,006 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2014